Significant Agreements - Intangible asset activity (Details) € in Millions	1 Months Ended				6 Months Ended	11 Months Ended	12 Months Ended
	Oct. 31, 2020 USD ($) shares	Oct. 31, 2020 EUR (€) shares	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 01, 2019 USD ($)
Schedule of Equity Method Investments [Line Items]
Adjustment to record deferred tax liability						$ 465,518	$ 28,719
Provision for income taxes						0	0
Warrant liabilities						30,101,808	22,499,441	$ 30,101,808
Loss (gain) on change in estimated fair value of warrants						12,406,208	(7,602,367)
Gelesis
Schedule of Equity Method Investments [Line Items]
Intangible asset at relative fair value			$ 15,564,000						$ 15,564,000
Adjustment to record deferred tax liability			5,783,000				22,400,000	9,100,000
Deferred tax liability recognized for intangible asset acquired			5,800,000
Intangible asset, beginning balance					$ 21,347,000		17,947,000	20,214,000
Amortization expense					(1,133,000)		(2,267,000)	(2,267,000)
Intangible asset, ending balance			21,347,000		$ 20,214,000	17,947,000	15,680,000	17,947,000
Initially allocated value of equity-method investment			1,810,000
Provision for income taxes							17,000	2,039,000
Other long-term liabilities						11,729,000	5,588,000	11,729,000
Warrant liabilities						11,500,000		11,500,000
Other Nonoperating Income							781,000	6,000,000
Loss (gain) on change in estimated fair value of warrants							7,646,000	1,466,000
Gelesis | One
Schedule of Equity Method Investments [Line Items]
Initially allocated value of equity-method investment			1,800,000			0		0
Deferred tax asset generated by book-to-tax difference (see Note 17)							$ 3,100,000
Deferred credit								1,200,000
Deferred tax asset wrote-off generated by the book-to-tax difference								1,200,000
Deferred credit wrote-off								3,000,000.0
Provision for income taxes								1,800,000
Consideration upon achievement of future commercial milestones	$ 7,400,000	€ 6.5	$ 6,200,000	€ 5.5
Commercial milestones, cumulative net sales for weight loss product | €		€ 2.0
Warrants granted upon 2nd amendment | shares	522,009	522,009
Percent of ownership, contingent call option to buy back	10.00%	10.00%					10.00%
Call option exercise price	$ 6,800,000	€ 6.0
Warrant liabilities	$ 6,000,000.0
Other long-term liabilities						5,900,000		5,900,000
Carrying value of warrant liability for redeemable convertible preferred stock						$ 5,800,000	$ 5,973,000	5,800,000
Warrant liabilities							4,312,000
Fair value of contingent call option granted to One shareholders							1,494,000
Loss (gain) on change in estimated fair value of warrants							167,000	$ 200,000
Fair value of common stock warrants, cash consideration paid							$ 10,000